INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values [Line Items]
Annual growth arte (Terminal)	1.10%
Exchange rate	5.40%
Discount rate base don the weighted average Cost of Capital (WACC)	8.60%
Fuel Price from future prices curves Commodities markets (in Dollars)	$ 71
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INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values [Line Items]
Annual growth arte (Terminal)	2.50%
Exchange rate	5.70%
Discount rate base don the weighted average Cost of Capital (WACC)	10.60%
Fuel Price from future prices curves Commodities markets (in Dollars)	$ 73